Cash and Cash Equivalents - Additional Information (Detail)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY (¥)
Cash and Cash Equivalents [Line Items]
Cash on hand and at banks	$ 11,306,011		$ 15,942,867
PRC Subsidiaries [Member]
Cash and Cash Equivalents [Line Items]
Cash on hand and at banks	8,087,014	¥ 50,177,493	12,382,243	¥ 76,953,161
PRC Subsidiaries [Member] | RMB original denomination [Member]
Cash and Cash Equivalents [Line Items]
Cash on hand and at banks	$ 6,115,288	¥ 37,943,526	$ 10,943,631	¥ 68,012,481